ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance Sheets, Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	94,814,866	91,672,320
Ordinary shares, shares outstanding (in shares)	94,814,866	91,672,320
Home Inns & Hotels Management Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in US dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	94,814,866	91,672,320
Ordinary shares, shares outstanding (in shares)	94,814,866	91,672,320